Borrowings - Existing facilities (Details) $ in Thousands																			1 Months Ended	12 Months Ended
	Oct. 31, 2022 USD ($)	Sep. 14, 2022 USD ($)	Mar. 28, 2022 USD ($)	Oct. 26, 2021 USD ($)	Aug. 20, 2021 USD ($)	Jun. 11, 2021 USD ($)	Jan. 22, 2021 USD ($)	Dec. 29, 2020 USD ($)	Nov. 12, 2020 USD ($)	Oct. 21, 2020 USD ($)	Jul. 31, 2020 USD ($)	Jul. 21, 2020 USD ($)	Jul. 09, 2020 USD ($)	May 07, 2020 USD ($)	Mar. 26, 2020 USD ($)	Dec. 12, 2019 USD ($) installment item loan tranche	Feb. 20, 2019 USD ($) installment	Oct. 16, 2015 USD ($) item installment	Apr. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jul. 30, 2020 USD ($) installment	Jul. 16, 2020 USD ($) installment item	Jun. 25, 2019 USD ($) installment
Borrowings
Outstanding balance																				$ 3,299,744	$ 3,658,220
Drawn amount																				374,659	471,867	$ 2,138,035
GasLog Partners $260.3M Facility
Borrowings
Maximum borrowing capacity																								$ 260,331
Number of equal semi-annual instalments | installment																								10
Outstanding balance																				193,790	243,137
Installment amount																								$ 8,597
Final balloon payment																								$ 174,361
Drawn amount												$ 260,331
Number of vessels on which the existing indebtedness is refinanced | item																								3
GasLog Partners $193.7M Facility
Borrowings
Maximum borrowing capacity																								$ 193,713
Number of equal semi-annual instalments | installment																								10
Outstanding balance																				126,378	176,515
Installment amount																								$ 8,599
Final balloon payment																								$ 107,723
Drawn amount												193,713
Number of vessels on which the existing indebtedness is refinanced | item																								3
GasLog Chelsea $96.8M Facility
Borrowings
Maximum borrowing capacity																							$ 96,815
Outstanding balance																				79,790	87,357
Number of quarterly repayments | installment																							20
Installment amount																							$ 1,891
Final balloon payment																							$ 58,995
Drawn amount											$ 96,815
GAS-eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd., GAS-fourteen Ltd., GAS-twenty two Ltd., GAS-twenty three Ltd., GAS-twenty four Ltd. and GAS-twenty five Ltd. | October 2015 Facility
Borrowings
Number of international banks with debt financing agreement | item																		14
Maximum borrowing capacity																		$ 1,311,356
Number of new buildings expected to be delivered | item																		8
Percent of facility covered (as a percent)																		60.00%
Outstanding balance																				598,313	667,656
GAS-eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd., GAS-fourteen Ltd., GAS-twenty two Ltd., GAS-twenty three Ltd., GAS-twenty four Ltd. and GAS-twenty five Ltd. | Tranches 1-3
Borrowings
Number of equal semi-annual instalments | installment																		24
Commencement of first installment after delivery of newbuilding																		6 months
Profile of debt instrument (in years)																		12 years
GAS-eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd., GAS-fourteen Ltd., GAS-twenty two Ltd., GAS-twenty three Ltd., GAS-twenty four Ltd. and GAS-twenty five Ltd. | Tranche 1
Borrowings
Maximum borrowing capacity																		$ 412,458
GAS-eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd., GAS-fourteen Ltd., GAS-twenty two Ltd., GAS-twenty three Ltd., GAS-twenty four Ltd. and GAS-twenty five Ltd. | Tranche 2
Borrowings
Maximum borrowing capacity																		201,094
GAS-eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd., GAS-fourteen Ltd., GAS-twenty two Ltd., GAS-twenty three Ltd., GAS-twenty four Ltd. and GAS-twenty five Ltd. | Tranche 3
Borrowings
Maximum borrowing capacity																		206,115
GAS-eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd., GAS-fourteen Ltd., GAS-twenty two Ltd., GAS-twenty three Ltd., GAS-twenty four Ltd. and GAS-twenty five Ltd. | Tranche 4
Borrowings
Maximum borrowing capacity																		$ 491,690
Number of equal semi-annual instalments | installment																		20
Commencement of first installment after delivery of newbuilding																		6 months
Profile of debt instrument (in years)																		20 years
GAS-twenty five Ltd | October 2015 Facility
Borrowings
Prepayment of debt										$ 136,776
Unamortized loan fees written-off										$ 3,571
GAS-twenty four Ltd | October 2015 Facility
Borrowings
Prepayment of debt							$ 130,889
Unamortized loan fees written-off							$ 3,528
GAS-three Ltd., GAS-four Ltd., GAS-five Ltd., GAS-sixteen Ltd., GAS-seventeen Ltd., GasLog Partners, GasLog Partners Holdings LLC | 2019 GasLog Partners Facility
Borrowings
Maximum borrowing capacity																	$ 450,000
Outstanding balance																				250,320	273,568
Maximum percentage of aggregate amount outstanding under facility to aggregate market value of vessels securing facility																	75.00%
Number of quarterly repayments | installment																	20
Installment amount																	$ 7,357
Amount available to be redrawn																				0	0
GAS-three Ltd., GAS-four Ltd., GAS-five Ltd., GAS-sixteen Ltd., GAS-seventeen Ltd., GasLog Partners, GasLog Partners Holdings LLC | 2019 GasLog Partners Facility | Maximum
Borrowings
Final balloon payment																	$ 302,860
GAS-three Ltd | 2019 GasLog Partners Facility
Borrowings
Prepayment of debt				$ 97,050
Unamortized loan fees written-off				604
GasLog Hellas-1 Special Maritime Enterprise | GasLog Warsaw Facility
Borrowings
Maximum borrowing capacity																									$ 129,500
Outstanding balance																				108,456	114,931
Number of quarterly repayments | installment																									28
Installment amount																									$ 1,619
Final balloon payment																									$ 84,175
GAS-twenty eight Ltd., GAS-thirty Ltd., GAS-thirty one Ltd., GAS-thirty two Ltd., GAS-thirty three Ltd., GAS-thirty four Ltd. and GAS-thirty five Ltd | Facility 7xNB
Borrowings
Number of international banks with debt financing agreement | item																13
Maximum borrowing capacity																$ 1,052,791
Number of new buildings expected to be delivered | item																7
Percent of facility covered (as a percent)																60.00%
Outstanding balance																				939,188	998,189
Number of tranches in loan agreement | tranche																4
Number of sub-divided loans in the facility | loan																7
Number of loans per newbuilding vessels | loan																1
Drawn amount					$ 152,955	$ 152,955		$ 147,845	$ 147,845				$ 149,281	$ 149,386	$ 152,525
GAS-twenty eight Ltd., GAS-thirty Ltd., GAS-thirty one Ltd., GAS-thirty two Ltd., GAS-thirty three Ltd., GAS-thirty four Ltd. and GAS-thirty five Ltd | Facility 7xNB Tranche 1
Borrowings
Maximum borrowing capacity																$ 176,547
Number of equal semi-annual instalments | installment																24
Commencement of first installment after delivery of newbuilding																6 months
Profile of debt instrument (in years)																12 years
GAS-twenty eight Ltd., GAS-thirty Ltd., GAS-thirty one Ltd., GAS-thirty two Ltd., GAS-thirty three Ltd., GAS-thirty four Ltd. and GAS-thirty five Ltd | Facility 7xNB Tranche 2
Borrowings
Maximum borrowing capacity																$ 174,787
Number of equal semi-annual instalments | installment																14
Commencement of first installment after delivery of newbuilding																6 months
Profile of debt instrument (in years)																7 years
GAS-twenty eight Ltd., GAS-thirty Ltd., GAS-thirty one Ltd., GAS-thirty two Ltd., GAS-thirty three Ltd., GAS-thirty four Ltd. and GAS-thirty five Ltd | Facility 7xNB Tranche 3
Borrowings
Maximum borrowing capacity																$ 356,671
Number of equal semi-annual instalments | installment																24
Commencement of first installment after delivery of newbuilding																6 months
Profile of debt instrument (in years)																12 years
GAS-twenty eight Ltd., GAS-thirty Ltd., GAS-thirty one Ltd., GAS-thirty two Ltd., GAS-thirty three Ltd., GAS-thirty four Ltd. and GAS-thirty five Ltd | Facility 7xNB Tranche 4
Borrowings
Maximum borrowing capacity																$ 344,786
Facility repayment period after delivery																7 years
GAS-twenty Ltd., GAS-seven Ltd., GAS-eight Ltd. | GasLog Partners $260.3M Facility
Borrowings
Refinancing of outstanding indebtedness												258,532
GAS-nineteen Ltd., GAS-twenty one Ltd., GAS-twenty seven Ltd. | GasLog Partners $193.7M Facility
Borrowings
Refinancing of outstanding indebtedness												174,867
GAS-one Ltd., GAS-two Ltd., GAS-six Ltd., GAS-nine Ltd., GAS-ten Ltd., and GAS-eighteen Ltd. | GasLog $576.9M Facility
Borrowings
Maximum borrowing capacity																								$ 576,888
Drawn amount												576,888
Number of vessels on which the existing indebtedness is refinanced | item																								6
Refinancing of outstanding indebtedness												$ 557,026
GAS-one Ltd., GAS-two Ltd., GAS-six Ltd., GAS-nine Ltd., GAS-ten Ltd., and GAS-eighteen Ltd. | GasLog $576.9M Facility Term Loan
Borrowings
Maximum borrowing capacity																								$ 494,475
Outstanding balance																				245,990	360,338
Number of quarterly repayments | installment																								18
Installment amount																								$ 9,349
Final balloon payment																								307,495
Amount of initial repayment																								18,698
GAS-one Ltd., GAS-two Ltd., GAS-six Ltd., GAS-nine Ltd., GAS-ten Ltd., and GAS-eighteen Ltd. | GasLog $576.9M Facility Revolving Loan
Borrowings
Maximum borrowing capacity																								$ 82,413
Outstanding balance																				50,215	66,619
Amount available to be redrawn																				$ 0	$ 0
GAS-ten Ltd | GasLog $576.9M Facility
Borrowings
Unamortized loan fees written-off				1,302
GAS-ten Ltd | GasLog $576.9M Facility Term Loan
Borrowings
Prepayment of debt				87,390
GAS-ten Ltd | GasLog $576.9M Facility Revolving Loan
Borrowings
Prepayment of debt				$ 15,794
GAS-eighteen Ltd | GasLog $576.9M Facility
Borrowings
Prepayment of debt																			$ 2,500
GAS-fifteen Ltd | GasLog Chelsea $96.8M Facility
Borrowings
Refinancing of outstanding indebtedness											$ 92,153
Gas-twenty Ltd | GasLog Partners $260.3M Facility
Borrowings
Prepayment of debt		$ 32,154
Unamortized loan fees written-off		$ 294
GAS-twenty one Ltd | GasLog Partners $193.7M Facility
Borrowings
Prepayment of debt	$ 32,939
Unamortized loan fees written-off	$ 360
GAS-six Ltd | GasLog $576.9M Facility
Borrowings
Unamortized loan fees written-off			$ 1,150
GAS-six Ltd | GasLog $576.9M Facility Term Loan
Borrowings
Prepayment of debt			86,027
GAS-six Ltd | GasLog $576.9M Facility Revolving Loan
Borrowings
Prepayment of debt			$ 15,984